S-K 1606, De-SPAC Board Determination	Feb. 11, 2026
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

Before reaching their respective unanimous decisions on August 8, 2025, the Special Committee and the Inflection Point Board consulted with its management team, legal counsel and other advisors. The Special Committee and the Inflection Point Board considered a variety of factors in connection with its evaluation of the Business Combination in approving and recommending the transaction to the Inflection Point shareholders. In light of the complexity of those factors, the Special Committee and the Inflection Point Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Different individual members of the Special Committee and the Inflection Point Board may have given different weight to different factors in their evaluation of the Business Combination.

Further, the prospectus for the IPO identified the general criteria and guidelines that Inflection Point believed would be important in evaluating prospective target businesses, although Inflection Point also indicated it may enter into a business combination with a target business that does not meet these criteria or guidelines. The Special Committee and the Inflection Point Board considered these criteria in their evaluation of Merlin, which include (i) Merlin’s management team, (ii) Merlin’s business, (iii) Merlin’s valuation and projected financial performance, (iv) review of other business combination opportunities reasonably available to Inflection Point, (v) the investment in Merlin pursuant to the Signing Pre-Funded SPA, (vi) Merlin Stockholders’ retained interest, (vii) review of selected public companies and (viii) review of the USSOCOM (as defined below) contract preliminary economic assessment. The Special Committee and the Inflection Point Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including its strong and experienced management team, defensible market position, unique product offering and valuation. The Special Committee and the Inflection Point Board also reviewed the financial analysis and opinion of Newbridge to the effect that, as of August 8, 2025, and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Newbridge as set forth in its written opinion, (i) the Total Pre-Money Consideration to be paid by Inflection Point in the Merger pursuant to the Business Combination Agreement was fair, from a financial point of view, to the Inflection Point Unaffiliated Shareholders and (ii) whether the Business Combination has an aggregate fair market value of at least eighty percent (80.0%) of the value of the assets held in the Trust Account for the benefit of the Public Shareholders (excluding any deferred underwriters fees and taxes payable on the income earned on the Trust Account) at the time of the Business Combination Agreement. The Special Committee and the Inflection Point Board also considered the potential detriments of the Business Combination to Merlin, including Merlin’s limited operating history, regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to Inflection Point if the Business Combination is not achieved, including the risk that it may result in Inflection Point being unable to complete a business combination and force Inflection Point to liquidate.

For a description of the Special Committee’s and the Inflection Point Board’s reasons for the approval of the Business Combination and the unanimous recommendation of the Inflection Point Board, see the subsection entitled “Proposal No. 1 — The Business Combination Proposal — The Special Committee’s and the Inflection Point Board’s Reasons for the Approval of the Business Combination”.